Property, plant and equipment - Impairment, disposals and pledged as security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment	$ 554,914	$ 620,034	$ 740,906
Impairment charge related to property, plant and equipment		71,929
Transfers from/(to) other accounts	(1)	(6,937)
Ferrosolar OPCO
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment	0
Write off property, plant and equipment		5,743
Ganzi Ferroatlantica Silicon Industry Company Ltd
Disclosure of impairment loss and reversal of impairment loss [abstract]
Net reduction of property, plant and equipment			48,775
Ferroatlantica S.A.U. and Ultracore Polska Zoo
Disclosure of impairment loss and reversal of impairment loss [abstract]
Business disposals			$ 94,401
Niagara Falls
Disclosure of impairment loss and reversal of impairment loss [abstract]
Property, plant and equipment	0	0
Impairment charge related to property, plant and equipment		34,270
Write off property, plant and equipment		34,229
South Africa
Disclosure of impairment loss and reversal of impairment loss [abstract]
Fair value of facility	7,130
Carrying value of facility before impairment analysis	4,449
Impairment charge related to property, plant and equipment		8,677
Reversed impairment	2,681
Spain
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to property, plant and equipment		11,041
France
Disclosure of impairment loss and reversal of impairment loss [abstract]
Fair value of facility	7,285
Carrying value of facility before impairment analysis	7,726
Impairment charge related to property, plant and equipment	441	$ 17,941
MAURITANIA
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charge related to property, plant and equipment	$ 573